Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	May 10, 2021	May 07, 2021	May 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50	$ 11.50
IPO [Member]
Initial Public Offering (Details) [Line Items]
Units sold (in Shares)			17,309,719
Purchase price per share			$ 10.00
Generating gross proceeds (in Dollars)			$ 173.1
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Common stock, shares (in Shares)	1	1
Common stock par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Common stock, shares (in Shares)			1
Warrants [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Warrants [Member] | Class A Common Stock [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Common stock par value			0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50